Net Financial Results - Schedule of Net Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Discounts obtained	R$ 2,387	R$ 190	R$ 800
Interest charged	1,319	1,259	820
Revenues from interest earning bank deposit	12,304	13,744	6,441
Foreign-exchange income	202,979	9,513	315
Derivatives Revenue	6,726	0	0
Monetary variation	6,673	17,035	258
Other	1,523	1,744	933
Financial income	233,911	43,485	9,567
Financial expenses:
Interest paid	(13,514)	(7,194)	(4,732)
Interest right of use	(16,669)	(3,434)	(4,183)
Interest on loans	(70,877)	(54,546)	(27,329)
Debenture interest	(55,854)	(89,069)	(52,371)
Intercompany interest	(101,077)	(8,284)	(4,613)
Discounts granted	(1,595)	(95,521)	(1,529)
Bank expenses	(4,157)	(3,812)	(2,478)
IOF	(1,394)	(824)	(3,469)
Foreign exchange costs	(283,082)	(15,262)	(8,518)
Monetary variation	(17,520)	(289)	(402)
Costs of anticipating obligations	(7,066)
Derivatives Expenses	(759)
Other	(19,335)	(16,592)	(3,917)
Financial expenses	(592,899)	(294,827)	(113,541)
Net financial expense	R$ (358,988)	R$ (251,342)	R$ (103,974)